Schedule of Future Amortization of Intangible Assets (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025
Intangible Asset, Goodwill and Other [Abstract]
2026	$ 66,094
2026	78,125	$ 78,125
2027	78,125	78,125
2028	78,125	78,125
2029	78,125	78,125
Thereafter	250,623	250,623
Total Future Amortization	$ 629,217	641,248
2030		$ 78,125